CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Common Stock to Consultants (Details) - Consultant - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	0.60%	1.50%	1.40%	2.10%
Risk-free interest rate, Maximum	0.80%	2.50%	3.10%	3.10%
Expected volatility, Minimum	54.30%	54.40%	52.40%	53.70%
Expected volatility, Maximum	54.80%	54.90%	61.50%	61.50%
Expected life, Minimum (in years)	9 years 4 months 24 days	9 years 4 months 24 days	6 years 2 months 12 days	7 years 2 months 12 days
Expected life, Maximum (in years)	10 years	10 years	10 years	10 years
Fair value of Common Stock		$ 4.08	$ 4.08	$ 3.39
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Common Stock	$ 1.71
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Common Stock	$ 9.75